Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities for learning services and online marketing services	¥ 453,259		¥ 310,559
Accrued marketing expenses	130,613		155,706
Accrued outside labor service fee	35,804		35,220
Accrued technical expenses	27,526		41,328
Operating lease liabilities-current portion	22,425		38,113
Accrued professional fee	12,947		11,880
Accrued administrative expenses	11,355		15,287
Warehousing and logistics fee	5,247		6,030
Payables for property, equipment and software	2,896		692
Others	35,973		23,845
Total	¥ 738,045	$ 105,540	¥ 638,660